Document and Entity Information	Jun. 22, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 22, 2023
Entity Registrant Name	OWL ROCK TECHNOLOGY INCOME CORP.
Entity Incorporation, State or Country Code	MD
Entity File Number	814-01445
Entity Tax Identification Number	87-1346173
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001869453